15 INCOME TAXES: Schedule of components of deferred tax (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of components of deferred tax

	December 31, 2017	December 31, 2016	December 31, 2015
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 547,512	$ 1,380,983	$ 115,780

Deferred tax liabilities:
Equipment	(3,466)	(4,915)	-
Intangible Asset	(544,046)	(1,368,271)	(100,185)
Note Payable	-	(7,797)	(15,595)